UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2026

Item 1. Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Telecom and Utilities Fund Fidelity® Telecom and Utilities Fund : FIUIX

This semi-annual shareholder report contains information about Fidelity® Telecom and Utilities Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Telecom and Utilities Fund	$ 36	0.71%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$1,321,669,655
Number of Holdings	47
Portfolio Turnover	60%
What did the Fund invest in?
(as of July 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	50.5
Diversified Telecommunication Services	18.4
Multi-Utilities	16.1
Independent Power and Renewable Electricity Producers	5.1
Commercial Services & Supplies	3.2
Wireless Telecommunication Services	2.7
Electrical Equipment	1.9
Construction & Engineering	1.2
Interactive Media & Services	0.6
Others	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Germany - 0.5
Canada - 0.1

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	10.7
Verizon Communications Inc	9.1
American Electric Power Co Inc	5.9
AT&T Inc	5.7
NRG Energy Inc	5.3
Constellation Energy Corp	4.6
Sempra	4.6
Xcel Energy Inc	4.3
Entergy Corp	4.1
Vistra Corp	3.9
58.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914425.102    311-TSRS-0926

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Telecom and Utilities Fund

Semi-Annual Report
July 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Telecom and Utilities Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (United States)	19,800	1,710,323
GERMANY - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG	39,100	6,679,964
UNITED STATES - 99.2%
Communication Services - 21.7%
Diversified Telecommunication Services - 18.4%
Anterix Inc (a)(b)	73,000	6,790,460
AT&T Inc	3,235,100	75,216,075
Globalstar Inc (a)	134,800	11,239,624
Lumen Technologies Inc (a)	403,200	2,572,416
Space Exploration Technologies Corp Class A (b)	251,200	27,222,544
Verizon Communications Inc	2,564,400	120,039,564
		243,080,683
Interactive Media & Services - 0.6%
Alphabet Inc Class A	22,800	8,119,764
Wireless Telecommunication Services - 2.7%
T-Mobile US Inc	207,769	35,883,784
TOTAL COMMUNICATION SERVICES		287,084,231
Industrials - 5.8%
Commercial Services & Supplies - 3.2%
Republic Services Inc	96,500	20,318,075
Waste Connections Inc (United States)	132,200	22,127,637
		42,445,712
Construction & Engineering - 1.2%
Centuri Holdings Inc (a)	69,343	1,930,509
Comfort Systems USA Inc	1,100	1,902,659
MasTec Inc (a)	16,400	4,314,840
Quanta Services Inc	11,200	7,474,432
		15,622,440
Electrical Equipment - 1.4%
Bloom Energy Corp Class A (a)	9,300	1,914,033
Fluence Energy Inc Class A (a)(b)	53,900	750,827
GE Vernova Inc	7,700	7,625,233
Nextpower Inc Class A (a)	87,935	7,902,718
NuScale Power Corp Class A (a)(b)	35,100	295,542
		18,488,353
TOTAL INDUSTRIALS		76,556,505
Utilities - 71.7%
Electric Utilities - 50.5%
Alliant Energy Corp (b)	567,400	40,160,572
American Electric Power Co Inc	607,600	77,681,660
Constellation Energy Corp	232,456	61,077,814
Duke Energy Corp	85,700	10,749,351
Entergy Corp	502,770	54,108,107
Evergy Inc	431,200	35,793,912
IDACORP Inc	88,100	12,590,371
NextEra Energy Inc	1,614,893	140,366,500
NRG Energy Inc	525,439	70,561,203
OGE Energy Corp	45,200	2,140,220
Oklo Inc Class A (a)(b)	19,600	761,068
PG&E Corp	2,344,774	40,752,172
Pinnacle West Capital Corp	110,825	11,192,217
PPL Corp	1,124,107	39,579,807
Southern Co/The	126,600	11,968,764
Xcel Energy Inc	725,359	56,723,074
		666,206,812
Independent Power and Renewable Electricity Producers - 5.1%
Fervo Energy Co Class A (a)(b)	202,400	4,562,096
Talen Energy Corp (a)	36,000	12,027,600
Vistra Corp	344,021	50,980,472
		67,570,168
Multi-Utilities - 16.1%
Ameren Corp	448,747	49,187,159
CenterPoint Energy Inc	1,029,483	43,279,465
Dominion Energy Inc	319,320	22,087,364
NiSource Inc	853,120	37,904,122
Sempra	684,931	60,650,640
		213,108,750
TOTAL UTILITIES		946,885,730
TOTAL UNITED STATES		1,310,526,466
TOTAL COMMON STOCKS (Cost $983,218,125)		1,318,916,753

Money Market Funds - 5.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	3,419,094	3,419,777
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	75,092,855	75,100,365
TOTAL MONEY MARKET FUNDS (Cost $78,519,810)			78,520,142

TOTAL INVESTMENT IN SECURITIES - 105.7% (Cost $1,061,737,935)	1,397,436,895
NET OTHER ASSETS (LIABILITIES) - (5.7)%	(75,767,240)
NET ASSETS - 100.0%	1,321,669,655

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	25,345,685	159,176,120	181,101,139	459,123	(1,220)	331	3,419,777	3,419,094
Fidelity Securities Lending Cash Central Fund	46,391,714	277,638,252	248,929,602	40,718	-	1	75,100,365	75,092,855
	71,737,399	436,814,372	430,030,741	499,841	(1,220)	332	78,520,142

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	287,084,231	287,084,231	-	-
Energy	1,710,323	1,710,323	-	-
Industrials	83,236,469	76,556,505	6,679,964	-
Utilities	946,885,730	946,885,730	-	-

Money Market Funds	78,520,142	78,520,142	-	-
Total Investments in Securities:	1,397,436,895	1,390,756,931	6,679,964	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$1,318,916,753
Investments in securities, at value - affiliated issuers	78,520,142
Receivable for investments sold	4,366,664
Receivable for fund shares sold	218,109
Dividends receivable	3,028,084
Distributions receivable from affiliated funds	106,176
Prepaid expenses	60
Other receivables	166,482
Total assets	1,405,322,470
Liabilities
Payable for investments purchased	6,954,057
Payable for fund shares redeemed	614,761
Accrued management fee	786,702
Other payables and accrued expenses	197,195
Collateral on securities loaned	75,100,100
Total liabilities	83,652,815
Net Assets	$1,321,669,655
Net assets consist of:
Paid in capital	940,553,729
Total accumulated earnings (loss)	381,115,926
Net Assets	$1,321,669,655

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($1,321,669,655/39,362,000 shares)	$33.58

Other Information
Unaffiliated issuers, cost	983,218,125
Affiliated issuers, cost	78,519,810
Securities loaned, market value	79,514,878
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$17,673,777
Dividends - affiliated issuers	499,841
Security lending income - unaffiliated issuers	4,784
Total investment income	18,178,402
Expenses
Basic management fee	4,108,921
Performance adjustment	952,513
Custodian fees and expenses	6,939
Independent trustees' fees and expenses	2,097
Registration fees	34,515
Audit	26,884
Legal	3,276
Commitment fee	875
Miscellaneous	2,481
Total expenses	5,138,501
Net investment income (loss)	13,039,901
Net realized gain (loss)
Investments - unaffiliated issuers	46,183,704
Investments - affiliated issuers	(1,220)
Foreign currency transactions	(4,038)
Net realized gain (loss)	46,178,446
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(57,145,180)
Investments - affiliated issuers	332
Total change in net unrealized appreciation (depreciation)	(57,144,848)
Net gain (loss)	(10,966,402)
Net increase (decrease) in net assets resulting from operations	$2,073,499
Other Information
Income from securities lending - Affiliated Issuers	40,718

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,039,901	$38,460,777
Net realized gain (loss)	46,178,446	115,797,076
Change in net unrealized appreciation (depreciation)	(57,144,848)	54,730,813
Net increase (decrease) in net assets resulting from operations	2,073,499	208,988,666
Distributions to shareholders
Distributions to shareholders	(33,753,951)	(123,597,928)
Total distributions	(33,753,951)	(123,597,928)
Net increase (decrease) in net assets resulting from share transactions	(54,384,102)	(522,429,746)
Total increase (decrease) in net assets	(86,064,554)	(437,039,008)
Net Assets
Beginning of period	1,407,734,209	1,844,773,217
End of period	$1,321,669,655	$1,407,734,209
Financial Highlights
Fidelity® Telecom and Utilities Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$34.39	$33.38	$26.67	$28.50	$27.43	$27.20
Income from Investment Operations
Net investment income (loss) A, B	.32	.77	.82	.63	.52	.65
Net realized and unrealized gain (loss)	(.30)	3.04	8.03	(.40)	1.61	1.03
Total from investment operations	.02	3.81	8.85	.23	2.13	1.68
Distributions
Distributions from net investment income	(.30)	(.82)	(.70) C	(.60)	(.54)	(.63) C
Distributions from net realized gain	(.53)	(1.98)	(1.44) C	(1.45)	(.52)	(.82) C
Total distributions	(.83)	(2.80)	(2.14)	(2.06) D	(1.06)	(1.45)
Net asset value, end of period	$33.58	$34.39	$33.38	$26.67	$28.50	$27.43
Total Return E, F	(.08)%	11.63%	33.95%	1.11%	7.91%	6.29%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	.71% I	.68%	.72%	.77%	.73%	.60%
Ratio of expenses to average net assets net of fee waivers, if any	.71% I	.68%	.72%	.77%	.72%	.60%
Ratio of expenses to average net assets net of all reductions, if any	.71% I	.68%	.72%	.77%	.72%	.60%
Ratio of net investment income (loss) to average net assets	1.81% I	2.20%	2.59%	2.37%	1.85%	2.31%
Net assets, end of period	$1,321,669,655	$1,407,734,209	$1,844,773,217	$860,227,910	$968,792,503	$939,541,755
Portfolio turnover rate J	60% I	94%	55%	64%	34%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Telecom and Utilities Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: deferred Trustee compensation, foreign currency transactions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Telecom and Utilities Fund	1,065,202,982	367,995,226	(35,761,313)	332,233,913

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Telecom and Utilities Fund	423,668,833	476,620,340

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean the "Fund" as the Fund currently offers only one class of shares.

The Fund's management contract incorporates a basic fee rate that may vary by class subject to a performance adjustment. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month.

The management fee is determined by calculating a basic fee and then applying a performance adjustment.

When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity® Telecom and Utilities Fund	0.57%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity® Telecom and Utilities Fund	0.57

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity® Telecom and Utilities Fund	Russell 3000® Telecom and Utilities Select Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity® Telecom and Utilities Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered.

The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.15% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was 0.13%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity® Telecom and Utilities Fund	$166,482

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® Telecom and Utilities Fund	4,438

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Telecom and Utilities Fund	48,030,148	20,734,074	(2,209,703)

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in income from securities lending - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Telecom and Utilities Fund	4,949	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Telecom and Utilities Fund	7,221,324

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026
Fidelity® Telecom and Utilities Fund
Fidelity® Telecom and Utilities Fund	33,753,951	123,597,928
Total	33,753,951	123,597,928

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Telecom and Utilities Fund
Shares sold	2,209,874	12,423,796	79,277,338	430,110,905
Reinvestment of distributions	826,874	3,199,868	29,760,142	109,182,701
Shares redeemed	(4,614,487)	(29,957,132)	(163,421,582)	(1,061,723,352)
Net increase (decrease)	(1,577,739)	(14,333,468)	(54,384,102)	(522,429,746)

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Telecom and Utilities Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board of Trustees voted to continue the fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity using portfolio attributes from Morningstar and combining Morningstar Categories that have comparable investment mandates and Morningstar distribution attributes. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or waivers and without taking into account the fund's performance adjustment) relative to the total universe of funds and classes within the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are generally similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons of the fund relative to funds and classes in the asset-sized peer group. The total peer group and asset-sized peer group total expense comparisons include fund-paid 12b-1 fees, reimbursements, waivers, and acquired fund fees and expenses and exclude performance adjustments.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholders benefit from pricing funds at scale from inception. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.706447.128
UIF-SANN-0926

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2026